UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March, 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Post Advisory Group, LLC
Address: 11755 Wilshire Blvd, Suite 1400

         Los Angeles, CA  90025

13F File Number:  28-12454

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Migro
Title:     President and Chief Operating Officer
Phone:     (310) 996-9600

Signature, Place, and Date of Signing:

     Michael Migro     Los Angeles, CA     May 02, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $82,803 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALPHA NATURAL RESOURCES INC    COM              02076X102      334    21350 SH       SOLE                    21350        0        0
AMKOR TECHNOLOGY INC           COM              031652100     4243   340000 SH       SOLE                   340000        0        0
BALLY TOTAL FITNESS HLDG COR   COM              05873K108      266   436451 SH       SOLE                   436451        0        0
BAUER EDDIE HLDGS INC          COM              071625107     5685   500000 SH       SOLE                   500000        0        0
CELANESE CORP DEL              COM SER A        150870103     2930    95000 SH       SOLE                    95000        0        0
FREMONT GEN CORP               COM              357288109      692    99900 SH       SOLE                    99900        0        0
INTERTAPE POLYMER GROUP INC    COM              460919103      827   200700 SH       SOLE                   200700        0        0
LIBERTY GLOBAL INC             COM SER A        530555101    21315   647288 SH       SOLE                   647288        0        0
MOTOROLA INC                   COM              620076109     4418   250000 SH       SOLE                   250000        0        0
NPS PHARMACEUTICALS INC        NOTE 3.000% 6/1  62936PAB9    24623 26800000 PRN      SOLE                        0        0        0
SPANISH BROADCASTING SYS INC   CL A             846425882     1806   451400 SH       SOLE                   451400        0        0
SPRINT NEXTEL CORP             COM FON          852061100      529    27900 SH       SOLE                    27900        0        0
SYMANTEC CORP                  COM              871503108      865    50000 SH       SOLE                    50000        0        0
TRANSMERIDIAN EXPL INC         COM              89376N108       83    28899 SH       SOLE                    28899        0        0
U S CONCRETE INC               COM              90333L102      587    75000 SH       SOLE                    75000        0        0
UNITED RENTALS INC             COM              911363109    13600   494550 SH       SOLE                   494550        0        0